STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Schedule of stock option activity

The following table summarizes the stock option activity for the nine months ended June 30, 2022:

		Weighted	Weighted Average
		Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at September 30, 2021	17,833,356	$1.04	8.30	$25,478,339
Grants	1,471,200	2.46	9.49	4,527,654
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	(338,251)	(2.13)	—	—
Outstanding at June 30, 2022	18,966,305	$1.13	7.68	$30,005,993
Exercisable at June 30, 2022	13,652,168	$0.99	7.32	$23,582,392

The following table summarizes the stock option activity for the twelve months ended September 30, 2021 and September 30, 2020, respectively:

		Weighted	Weighted Average
		Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at September 30, 2019	5,812,306	$0.70	8.66	$10,179,515
Grants	2,500,000	0.89	9.96	3,899,750
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	—	—	—	—
Outstanding at September 30, 2020	8,312,306	$0.76	8.28	$14,079,265
Grants	9,670,216	1.29	9.34	11,399,074
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	(149,166)	1.10	—	—
Outstanding at September 30, 2021	17,833,356	$1.04	8.30	$25,478,339
Exercisable at September 30, 2021	11,298,290	$0.90	7.82	$17,587,909

Schedule of related to stock options

The following table presents information related to stock options on June 30, 2022:

Options outstanding
		Weighted	Options
		average	exercisable
Exercise	Number of	remaining life	number of
price	options	in years	options
$0.86	1,148,371	4.17	1,148,371
0.66	4,663,935	6.34	4,663,935
0.89	2,500,000	7.96	2,008,000
1.10	7,882,799	8.37	4,607,142
0.57	300,000	8.67	300,000
2.84	250,000	8.83	250,000
2.75	600,000	8.85	216,667
2.35	125,000	9.22	15,278
2.40	50,000	9.08	—
2.50	50,000	9.09	50,000
2.30	836,200	9.27	392,775
2.75	425,000	9.82	—
2.58	135,000	9.88	—
	18,966,305		13,652,168

The following table presents information related to stock options on September 30, 2021:

Options outstanding
		Weighted	Options
		average	exercisable
Exercise	Number of	remaining life	number of
price	options	in years	options
0.86	1,148,371	4.91	1,148,371
0.66	4,663,935	7.09	4,663,935
0.89	2,500,000	8.71	1,630,000
1.10	8,021,049	9.12	3,186,539
0.57	300,000	9.42	300,000
2.84	450,000	9.58	250,000
2.75	600,000	9.59	66,667
2.35	50,000	9.81	2,778
2.40	50,000	9.82	—
2.50	50,000	9.84	50,000
	17,833,356		11,298,290

Schedule of fair value of options

We calculated the fair value of options issued using the Black-Scholes option pricing model, with the following assumptions:

June 30, 2022

Weighted average fair value of options granted	$1.13
Expected life	5.00 -10.00 years
Risk-free interest rate	0.01 - 2.93%
Expected volatility	55.80 - 73.00%
Expected dividends yield	—%
Forfeiture rate	—%

The Company calculated the fair value of options issued using the Black-Scholes option pricing model, with the following assumptions:

September 30, 2021
Weighted average fair value of options granted	$2.03
Expected life	5.00 – 10.00 years
Risk-free interest rate	0.01 - 1.56%
Expected volatility	50.00 - 58.85%
Expected dividends yield	0%
Forfeiture rate	0%

Schedule of warrants outstanding and related prices

The following table summarizes the changes in warrants outstanding and the related prices for the shares of our common stock:

Warrants outstanding			Warrants exercisable
		Weighted			Weighted
		average			average
		remaining	Weighted		remaining
		contractual	average		contractual
	Number	life	exercise	Number	life
Exercise prices	outstanding	(years)	price	exercisable	(years)
$0.86	3,850,709	4.87	0.86	3,850,709	4.87
0.38	2,000,000	4.44	0.38	2,000,000	4.44
0.75	2,666,667	7.70	0.75	2,666,667	7.70
2.75	323,864	0.42	2.75	323,864	0.42
2.80	50,000	8.82	2.80	50,000	8.82
2.75	6,573,460	2.25	2.75	6,573,460	2.25
2.35	187,324	4.71	2.35	62,733	4.71
1.75	1,149,425	2.82	1.75	1,149,425	2.82
1.75	628,575	2.87	1.75	628,575	2.87
3.00	200,000	2.88	3.00	110,000	2.88
2.65	300,000	2.96	2.65	—	2.96

The following table summarizes the changes in warrants outstanding and the related prices for the shares of the Company’s common stock:

Warrants outstanding			Warrants exercisable
		Weighted			Weighted
		average			average
		remaining	Weighted		remaining
		contractual	average		contractual
	Number	life	exercise	Number	life
Exercise prices	outstanding	(years)	price	exercisable	(years)
$0.86	3,850,709	5.62	$0.86	3,850,709	5.62
0.38	2,000,000	5.19	0.38	2,000,000	5.19
0.75	2,666,667	8.45	0.75	2,666,667	8.45
2.75	323,864	1.17	2.75	323,864	1.17
2.80	50,000	9.57	2.80	50,000	9.57
2.75	6,573,460	3.00	2.75	6,573,460	3.00

Schedule of warrant activity

The following table summarizes the warrant activity for the nine months ended June 30, 2022:

		Weighted
		average
		exercise
	Number of	price per
	shares	share
Outstanding at September 30, 2021	15,464,700	$1.63
Issued	2,465,324	2.01
Exercised	—	—
Expired	—	—
Outstanding at June 30, 2022	17,930,024	$1.68

The following table summarizes the warrant activity for the twelve months ended September 30, 2021, and 2020:

		Weighted
		average
		exercise
	Number of	price per
	shares	share
Outstanding at September 30, 2019	5,550,709	$0.68
Issued	2,666,667	0.75
Exercised	—	—
Expired	—	—
Outstanding at September 31, 2020	8,217,376	$0.73
Issued	7,247,324	2.67
Exercised	—	—
Expired	—	—
Outstanding at September 30, 2021	15,464,700	$1.63

Schedule of fair value of warrants issued

June 30, 2022
Weighted average fair value of warrants granted	$0.74
Expected life	1.75 - 10 years
Risk-free interest rate	0.15 - 3.35%
Expected volatility	57.30 - 73.00%
Expected dividends yield	—%
Forfeiture rate	—%

The Company calculated the fair value of warrants issued using the Black-Scholes option pricing model, with the following assumptions:

September 30, 2021
Weighted average fair value of warrants granted	$1.21
Expected life	1.75 - 10 years
Risk-free interest rate	0.15% to 1.58%
Expected volatility	57.30% to 58.65%
Expected dividends yield	0%
Forfeiture rate	0%